Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Class A Ordinary Shares
Common stock, par value	$ 0.0000001
Common stock, shares authorized	499,600,000,000
Common stock, shares issued	227,382,323	194,516,873
Common stock, shares outstanding	227,382,323	191,152,162
Treasury shares		3,364,711
Class V Ordinary Shares
Common stock, par value	$ 0.0000001
Common stock, shares authorized	200,000,000
Common stock, shares issued	44,399,922	44,399,922
Common stock, shares outstanding	44,399,922	44,399,922